Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,337,255.38

Principal:
Principal Collections	$13,628,879.87
Prepayments in Full	$6,113,154.06
Liquidation Proceeds	$308,958.35
Recoveries	$48,476.93
Sub Total	$20,099,469.21
Collections	$21,436,724.59

Purchase Amounts:
Purchase Amounts Related to Principal	$512,695.39
Purchase Amounts Related to Interest	$3,035.41
Sub Total	$515,730.80

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,952,455.39

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	32
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$21,952,455.39
Servicing Fee	$327,044.31	$327,044.31	$0.00	$0.00	$21,625,411.08
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,625,411.08
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$21,625,411.08
Interest - Class A-3 Notes	$6,992.34	$6,992.34	$0.00	$0.00	$21,618,418.74
Interest - Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$21,329,946.24
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,329,946.24
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$21,252,312.24
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,252,312.24
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$21,194,400.24
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,194,400.24
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$21,123,036.24
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,123,036.24
Regular Principal Payment	$18,748,073.71	$18,748,073.71	$0.00	$0.00	$2,374,962.53
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,374,962.53
Residuel Released to Depositor	$0.00	$2,374,962.53	$0.00	$0.00	$0.00
Total		$21,952,455.39

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$18,748,073.71
Total					$18,748,073.71
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$9,989,063.26	$25.50	$6,992.34	$0.02	$9,996,055.60	$25.52
Class A-4 Notes	$8,759,010.45	$34.16	$288,472.50	$1.13	$9,047,482.95	$35.29
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$18,748,073.71	$13.43	$502,374.84	$0.36	$19,250,448.55	$13.79

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$9,989,063.26	0.0254953	$0.00	0.0000000
Class A-4 Notes	$256,420,000.00	1.0000000	$247,660,989.55	0.9658412
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$362,169,063.26	0.2595301	$343,420,989.55	0.2460952

Pool Information
Weighted Average APR	4.155%	4.154%
Weighted Average Remaining Term	31.46	30.64
Number of Receivables Outstanding	30,124	29,384
Pool Balance	$392,453,177.06	$371,820,362.84
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$362,169,063.26	$343,420,989.55
Pool Factor	0.2633576	0.2495118

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$28,399,373.29
Targeted Overcollateralization Amount	$28,399,373.29
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$28,399,373.29

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	32

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		78	$69,126.55
(Recoveries)		99	$48,476.93
Net Losses for Current Collection Period			$20,649.62
Cumulative Net Losses Last Collection Period			$7,561,133.58
Cumulative Net Losses for all Collection Periods			$7,581,783.20

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.06%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.04%	488	$7,575,931.81
61-90 Days Delinquent	0.21%	46	$768,616.66
91-120 Days Delinquent	0.09%	22	$347,738.92
Over 120 Days Delinquent	0.25%	57	$942,349.68
Total Delinquent Receivables	2.59%	613	$9,634,637.07

Repossession Inventory:
Repossessed in the Current Collection Period		15	$238,587.05
Total Repossessed Inventory		23	$427,104.54

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7257%
Preceding Collection Period			0.6014%
Current Collection Period			0.0648%
Three Month Average			0.4640%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5031%
Preceding Collection Period			0.4415%
Current Collection Period			0.4254%
Three Month Average			0.4567%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer